Taxes - Taxes payable (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Taxes.
Income tax payable	¥ 1,452,052	$ 207,552	¥ 1,613,840
Value-added tax payable	57,082	8,159	359,420
Total taxes payable	¥ 1,509,134	$ 215,711	¥ 1,973,260